ASSETS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of entities classified as held for sale
The table below provides the details for the entities classified as held for sale at June 30, 2025.

	June 30, 2025
	Bosnia	AMTP	Total
Current Assets:
Cash and cash equivalents	28	1	29
Trade accounts receivable, prepaid expenses and other current assets	33	17	50
Inventories	70	37	107
Total Current Assets	131	55	186
Non-current Assets:
Property, plant and equipment	—	13	13
Total Non-current Assets	—	13	13
Total Assets	131	68	199

Current Liabilities:
Trade accounts payables, accrued expenses and other liabilities	58	41	99
Total Current Liabilities	58	41	99
Non-current Liabilities:
Other long-term liabilities	2	2	4
Total Non-current Liabilities	2	2	4
Total Liabilities	60	43	103